AST DIMENSIONAL GLOBAL CORE ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 97.2%
Unaffiliated Funds**
DFA Emerging Markets Core Equity Portfolio, (Institutional Shares)	20,764	$519,928
DFA Global Core Plus Fixed Income Portfolio, (Institutional Shares)	96,800	1,042,535
DFA International Core Equity Portfolio, (Institutional Shares)	129,486	2,054,942
DFA Selectively Hedged Global Fixed Income Portfolio, (Institutional Shares)	51,289	503,144
DFA U.S. Core Equity 1 Portfolio, (Institutional Shares)	75,042	2,566,431
DFA U.S. Core Equity 2 Portfolio, (Institutional Shares)	98,283	3,076,267

Total Long-Term Investments (cost $6,904,443)		9,763,247

Short-Term Investment — 4.9%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $491,521)(wb)	491,521	491,521

TOTAL INVESTMENTS—102.1% (cost $7,395,964)		10,254,768

Liabilities in excess of other assets(z) — (2.1)%		(208,013)

Net Assets — 100.0%		$10,046,755

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
S&P	Standard & Poor’s

**	Investments are affiliated with the Subadvisor.
(wb)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
23	S&P 500 E-Mini Index	Dec. 2021	$494,241	$(16,044)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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